Note 14 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Schedule of Goodwill [Table Text Block]
	Precious Metals trading	Investment advisory services	Institutional subscription services	Hong Kong Brokerage service	Southern China	Eastern China	Northern China	Total
Balance as of December 31, 2011
Goodwill	$-	$-	$-	$1,269,520	$2,400,576	$8,892,249	$387,242	$12,949,587
Accumulated impairment loss	-	-	-	(1,267,826)	(2,507,499)	(9,284,338)	(403,561)	(13,463,224)
Exchange difference	-	-	-	(1,694)	106,923	392,089	16,319	513,637
	-	-	-	-	-	-	-	-

Acquisition (Note 3)	-	3,033,068	-	-	-	-	-	3,033,068
Exchange difference	-	16,213	-	-	-	-	-	16,213
Balance as of December 31, 2012	$-	$3,049,281	$-	$-	-	-	-	$3,049,281

Acquisition of CFO Tahoe (Note 3)	7,056,338	-	-	-	-	-	-	7,056,338
Acquisition of Champion Connection's business (Note3)	-	4,867,660	1,676,490	-	-	-	-	6,544,150
Acquisition of CFO Netinfo (Note 3)	-	168,887	-	-	-	-	-	168,887
Exchange difference	59,141	96,640	-	-	-	-	-	155,781
Balance as of December 31, 2013	$7,115,479	$8,182,468	$1,676,490	$-	$-	$-	$-	$16,974,437